Note 14 - Commitments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases, Rent Expense	$ 248,000		$ 269,000
Operating Leases, Rent Expense, Net		$ 234,000